Impairment Charges	9 Months Ended
Sep. 30, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [abstract]
Impairment Charges and Reversals

9. IMPAIRMENT CHARGES
On a quarterly basis, the Company assesses its cash-generating units (“CGUs”) for indicators of impairment or when facts and circumstances suggest the carrying amount may exceed its recoverable amount. Impairment losses recognized in prior periods, other than goodwill impairments, are assessed at each reporting date for any indicators that the impairment losses may no longer exist or may have decreased. Goodwill is tested for impairment at least annually.
2021 Impairments
As at September 30, 2021, there were no indicators of impairment or impairment reversals of the Company’s upstream or downstream CGUs. As at September 30, 2021, there were no indicators of impairment of goodwill.
2020 Upstream Impairments
As at September 30, 2020, there were no indicators of impairment or reversals of impairment. As at March 31, 2020, the decline in forward commodity prices was identified as an indicator of impairment and the Company tested its upstream CGUs and CGUs with associated goodwill for impairment. As a result, the Company determined that the carrying amount was greater than the recoverable amount of certain CGUs and recorded an impairment loss of $315 million as additional DD&A in the Conventional segment. Future cash flows for the CGUs declined primarily due to lower forward commodity prices.
The following table summarizes the impairment losses for the three months ended March 31, 2020, and estimated recoverable amounts as at March 31, 2020, by CGU:

Cash-Generating Unit	Impairment Amount	Recoverable Amount
Clearwater	140	306
Kaybob-Edson	175	414
As at September 30, 2020, there were no indicators of impairment of goodwill.
2020 Downstream Impairments
The recovery in demand for refined products from the impact of the novel coronavirus lagged expectations and resulted in higher than anticipated inventory levels. These factors, along with low market crack spreads and crude oil processing runs for North American refineries, were identified as indicators of impairment for the Wood River and Borger CGUs. As at September 30, 2020, the carrying amount of the Borger CGU was greater than the recoverable amount and an impairment charge of $450 million was recorded as additional DD&A in the U.S. Manufacturing segment. The recoverable amount of the Borger CGU was estimated at $692 million, using a discounted cash flow method in accordance with IFRS. No impairment of the Wood River CGU was identified.